9. Sales revenues (Tables)	12 Months Ended
Dec. 31, 2020
Sales Revenues Abstract
Summary of Sales Revenues
9.2.	Net sales revenues

	2020	2019	2018
Diesel	13,924	23,007	23,450
Diesel subsidy	-	-	1,415
Gasoline	6,313	9,810	11,690
Liquefied petroleum gas	3,383	4,159	4,490
Jet fuel	1,455	3,832	4,208
Naphtha	1,694	1,669	2,455
Fuel oil (including bunker fuel)	795	1,026	1,233
Other oil products	2,712	3,410	3,769
Subtotal oil products	30,276	46,913	52,710
Natural gas	3,649	5,929	5,425
Renewables and nitrogen products	59	245	366
Breakage	438	645	687
Electricity	1,109	1,322	2,027
Services, agency and others	803	940	1,370
Domestic market	36,334	55,994	62,585
Exports	15,945	18,085	15,413
Oil	11,720	13,180	11,192
Fuel oil (including bunker fuel)	3,525	3,321	3,022
Other oil products	700	1,584	1,199
Sales abroad (*)	1,404	2,510	6,640
Foreign market	17,349	38,680	22,053
Sales revenues (**)	53,683	76,589	84,638

(*) Sales revenues from operations outside of Brazil, including trading and excluding exports.
(**) Sales revenues by business segment are set out in note 9.

Summary of Remaining Performance Obligations

The estimated remaining values of these contracts at December 31, 2020 presented below are based on the contractually agreed future sales volumes, as well as prices prevailing at December 31, 2020 or practiced in recent sales reflecting more directly observable information:

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Domestic market
Gasoline	6,561	-	6,561
Diesel	15,008	-	15,008
Natural gas	4,383	7,865	12,248
Services and others	4,110	4,330	8,440
Naphtha	946	3,703	4,649
Electricity	713	2,491	3,204
Other oil products	17	-	17
Jet fuel	404	-	404
Foreign market		-
Exports	1,925	9,539	11,464
Total	34,067	27,928	61,995